INCOME TAXES	12 Months Ended
Jun. 30, 2024
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 12 — INCOME TAXES

Provision for Income Taxes

The components of the provision for income taxes were as follows:

(In millions)

Year Ended June 30,	2024	2023	2022

Current Taxes

U.S. federal	$12,165	$14,009	$8,329
U.S. state and local	2,366	2,322	1,679
Foreign	9,858	6,678	6,672

Current taxes	$24,389	$23,009	$16,680

Deferred Taxes

U.S. federal	$(4,791)	$(6,146)	$(4,815)
U.S. state and local	(379)	(477)	(1,062)
Foreign	432	564	175

Deferred taxes	$(4,738)	$(6,059)	$(5,702)

Provision for income taxes	$19,651	$16,950	$10,978

U.S. and foreign components of income before income taxes were as follows:

(In millions)

Year Ended June 30,	2024	2023	2022

U.S.	$62,886	$52,917	$47,837
Foreign	44,901	36,394	35,879

Income before income taxes	$107,787	$89,311	$83,716

Effective Tax Rate

The items accounting for the difference between income taxes computed at the U.S. federal statutory rate and our effective rate were as follows:

Year Ended June 30,	2024	2023	2022

Federal statutory rate	21.0%	21.0%	21.0%
Effect of:
Foreign earnings taxed at lower rates	(1.4)%	(1.8)%	(1.3)%
Impact of intangible property transfers	0%	0%	(3.9)%
Foreign-derived intangible income deduction	(1.1)%	(1.3)%	(1.1)%
State income taxes, net of federal benefit	1.5%	1.6%	1.4%
Research and development credit	(1.1)%	(1.1)%	(0.9)%
Excess tax benefits relating to stock-based compensation	(1.1)%	(0.7)%	(1.9)%
Interest, net	1.1%	0.8%	0.5%
Other reconciling items, net	(0.7)%	0.5%	(0.7)%

Effective rate	18.2%	19.0%	13.1%

In the first quarter of fiscal year 2022, we transferred certain intangible properties from our Puerto Rico subsidiary to the U.S. The transfer of intangible properties resulted in a $3.3 billion net income tax benefit in the first quarter of fiscal year 2022, as the value of future U.S. tax deductions exceeded the current tax liability from the U.S. global intangible low-taxed income (“GILTI”) tax.

The decrease from the federal statutory rate in fiscal year 2024 and 2023 is primarily due to earnings taxed at lower rates in foreign jurisdictions resulting from producing and distributing our products and services through our foreign regional operations center in Ireland. The decrease from the federal statutory rate in fiscal year 2022 is primarily due to the net income tax benefit related to the transfer of intangible properties, earnings taxed at lower rates in foreign jurisdictions resulting from producing and distributing our products and services through our foreign regional operations center in Ireland, and tax benefits relating to stock-based compensation. In fiscal years 2024 and 2023, our foreign regional operating center in Ireland, which is taxed at a rate lower than the U.S. rate, generated 83% and 81% of our foreign income before tax. In fiscal year 2022, our foreign regional operating centers in Ireland and Puerto Rico, which are taxed at rates lower than the U.S. rate, generated 71% of our foreign income before tax. Other reconciling items, net consists primarily of tax credits and GILTI tax, and in fiscal year 2024, includes tax benefits from tax law changes. In fiscal year 2024, tax benefits from tax law changes primarily relates to the issuance of Notice 2023-55 and Notice 2023-80 by the Internal Revenue Service (“IRS”) and U.S. Treasury Department. Notice 2023-55, issued in the first quarter of fiscal year 2024, delayed the effective date of final foreign tax credit regulations to fiscal year 2024 for Microsoft. Notice 2023-80, issued in the second quarter of fiscal year 2024, further delayed the effective date of final foreign tax credit regulations indefinitely. In fiscal years 2024, 2023, and 2022, there were no individually significant other reconciling items.

The decrease in our effective tax rate for fiscal year 2024 compared to fiscal year 2023 was primarily due to tax benefits from tax law changes, including the delay of the effective date of final foreign tax credit regulations. The increase in our effective tax rate for fiscal year 2023 compared to fiscal year 2022 was primarily due to a $3.3 billion net income tax benefit in the first quarter of fiscal year 2022 related to the transfer of intangible properties and a decrease in tax benefits relating to stock-based compensation.

The components of the deferred income tax assets and liabilities were as follows:

(In millions)

June 30,	2024	2023

Deferred Income Tax Assets

Stock-based compensation expense	$765	$681
Accruals, reserves, and other expenses	4,381	3,131
Loss and credit carryforwards	1,741	1,441
Amortization	4,159	9,440
Leasing liabilities	6,504	5,041
Unearned revenue	3,717	3,296
Book/tax basis differences in investments and debt	9	373
Capitalized research and development	11,442	6,958
Other	426	489

Deferred income tax assets	33,144	30,850
Less valuation allowance	(1,045)	(939)

Deferred income tax assets, net of valuation allowance	$32,099	$29,911

Deferred Income Tax Liabilities

Leasing assets	$(6,503)	$(4,680)
Depreciation	(3,940)	(2,674)
Deferred tax on foreign earnings	(1,837)	(2,738)
Other	(167)	(89)

Deferred income tax liabilities	$(12,447)	$(10,181)

Net deferred income tax assets	$19,652	$19,730

Reported As

Other long-term assets	$22,270	$20,163
Long-term deferred income tax liabilities	(2,618)	(433)

Net deferred income tax assets	$19,652	$19,730

Deferred income tax balances reflect the effects of temporary differences between the carrying amounts of assets and liabilities and their tax bases and are stated at enacted tax rates expected to be in effect when the taxes are paid or recovered.

As of June 30, 2024, we had federal, state, and foreign net operating loss carryforwards of $476 million, $899 million, and $2.6 billion, respectively. The federal and state net operating loss carryforwards have varying expiration dates ranging from fiscal year 2025 to 2044 or indefinite carryforward periods, if not utilized. The majority of our foreign net operating loss carryforwards do not expire. Certain acquired net operating loss carryforwards are subject to an annual limitation but are expected to be realized with the exception of those which have a valuation allowance. As of June 30, 2024, we had $456 million federal capital loss carryforwards for U.S. tax purposes from our acquisition of Nuance. The federal capital loss carryforwards are subject to an annual limitation and will expire in fiscal year 2025.

The valuation allowance disclosed in the table above relates to the foreign net operating loss carryforwards, federal capital loss carryforwards, and other net deferred tax assets that may not be realized.

Income taxes paid, net of refunds, were $23.4 billion, $23.1 billion, and $16.0 billion in fiscal years 2024, 2023, and 2022, respectively.

Uncertain Tax Positions

Gross unrecognized tax benefits related to uncertain tax positions as of June 30, 2024, 2023, and 2022, were $22.8 billion, $17.1 billion, and $15.6 billion, respectively, which were primarily included in long-term income taxes in our consolidated balance sheets. If recognized, the resulting tax benefit would affect our effective tax rates for fiscal years 2024, 2023, and 2022 by $19.6 billion, $14.4 billion, and $13.3 billion, respectively.

As of June 30, 2024, 2023, and 2022, we had accrued interest expense related to uncertain tax positions of $6.8 billion, $5.2 billion, and $4.3 billion, respectively, net of income tax benefits. The provision for income taxes for fiscal years 2024, 2023, and 2022 included interest expense related to uncertain tax positions of $1.5 billion, $918 million, and $36 million, respectively, net of income tax benefits.

The aggregate changes in the gross unrecognized tax benefits related to uncertain tax positions were as follows:

(In millions)

Year Ended June 30,	2024	2023	2022

Beginning unrecognized tax benefits	$17,120	$15,593	$14,550
Decreases related to settlements	(76)	(329)	(317)
Increases for tax positions related to the current year	1,903	1,051	1,145
Increases for tax positions related to prior years (a)	4,289	870	461
Decreases for tax positions related to prior years	(464)	(60)	(246)
Decreases due to lapsed statutes of limitations	(12)	(5)	0

Ending unrecognized tax benefits	$22,760	$17,120	$15,593

(a)
Fiscal year 2024 includes unrecognized tax benefits of $3.4 billion related to the acquisition of Activision Blizzard. See Note 8 – Business Combinations for further information.

We remain under audit by the IRS for tax years 2014 to 2017. With respect to the audit for tax years 2004 to 2013, on September 26, 2023, we received Notices of Proposed Adjustment (“NOPAs”) from the IRS. The primary issues in the NOPAs relate to intercompany transfer pricing. In the NOPAs, the IRS is seeking an additional tax payment of $28.9 billion plus penalties and interest. As of June 30, 2024, we believe our allowances for income tax contingencies are adequate. We disagree with the proposed adjustments and will vigorously contest the NOPAs through the IRS’s administrative appeals office and, if necessary, judicial proceedings. We do not expect a final resolution of these issues in the next 12 months. Based on the information currently available, we do not anticipate a significant increase or decrease to our income tax contingencies for these issues within the next 12 months.

We are subject to income tax in many jurisdictions outside the U.S. Our operations in certain jurisdictions remain subject to examination for tax years 1996 to 2023, some of which are currently under audit by local tax authorities. The resolution of each of these audits is not expected to be material to our consolidated financial statements.